Summary of Business and Significant Accounting Policies - Asset Retirement Obligations Included in Other Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Changes in Asset Retirement Obligations [Line Items]
Asset retirement obligations, beginning balance	$ 11,233	$ 13,660	$ 13,660	$ 13,300
Accretion expense	614	607	816	831
Settlement of existing liabilities	(383)	(1,120)	(1,625)	(1,278)
Adjustment to existing liabilities	419	(1,619)	(1,618)	807
Asset retirement obligations, ending balance	$ 11,883	$ 11,528	$ 11,233	$ 13,660